Intangible Assets, Net	12 Months Ended
Dec. 31, 2014
Intangible Assets, Net
Intangible Assets, Net

8. Intangible Assets, Net

			Weighted
			Average
	As of December 31,		Amortization
	2013	2014	Periods
	$	$	In years
Intangible assets not subject to amortization are comprised of the following:
Trademark	782,607	781,085
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	9.75
License agreements with SINA	80,660,000	80,660,000	9.75
Exclusive rights with Baidu	45,315,329	45,151,494	0.25
Customer relationship	12,100,847	12,084,676	5.13
Database license	8,300,000	8,300,000	3.25
Favorable lease term	9,541,891	9,541,891	16.95
Computer software licenses	5,708,188	9,534,433	4.88
Non-compete agreements	3,420,712	3,415,152	0.75
Customer contracts	1,057,842	1,054,964	4.94
Domain name	214,611	229,709	4.68

	273,109,420	276,762,319	9.55
Less: Accumulated amortization
Advertising agency agreement	(44,495,832)	(51,286,533)
License agreements with SINA	(34,280,500)	(39,377,764)
Exclusive rights with Baidu	(34,693,471)	(43,034,803)
Customer relationship	(6,464,705)	(8,086,039)
Database license	(4,150,001)	(5,126,472)
Favorable lease term	(637,435)	(1,167,905)
Computer software licenses	(3,963,457)	(4,784,950)
Non-compete agreements	(3,097,470)	(3,349,230)
Customer contracts	(832,950)	(871,174)
Domain name	(44,456)	(77,863)

Intangible assets subject to amortization, net	140,449,143	119,599,586

Total intangible assets, net	141,231,750	120,380,671

In 2011, the Group purchased exclusive rights from Baidu, Inc (‘‘Baidu’’) which allow it to sell Baidu’s real estate related Brand Link product, which is a form of keyword advertising, and to use and operate Baidu’s exclusive real estate-related web channel for $47,612,100 through August 2014. In October 2013, the Group extended these rights with Baidu to March 2015, without paying additional consideration. The payment schedule of the remaining liability for exclusive rights was also deferred through the extension period. The fair value of $43,847,992 was recognized in 2011 and calculated by discounting the future cash payments to be made from 2012 to 2014. The difference between the fair value and the principal amount of $3,764,108 is being amortized using the effective interest method over the term of the exclusive rights and amounted to $1,882,804, $935,177 and $52,922 for the years ended December 31, 2012, 2013 and 2014, respectively.

The advertising agency agreement and license agreements with SINA were recognized in connection with the Group’s acquisition of COHT in 2009, which allows the Group to operate SINA’s existing real estate and home furnishing related channels and have the exclusive right to sell advertising relating to real estate, home furnishing and construction materials on these channels as well as SINA’s other websites through 2019. If the Group sells advertising on SINA’s websites other than above channels, it will pay SINA fees of approximately 15% of the revenues generated from these sales. The acquisition cost was recognized as an intangible asset and amortized over the term of the agreement. In March 2014, the advertising agency agreement and license agreements originally signed between the Group and SINA in 2009 were extended an additional five years to March 2024 for no additional consideration. All other terms of the agreements remain the same.

The Group paid $14,249,180, $15,347,915 and $9,004,710 in connection with the exclusive rights in 2012, 2013 and 2014, respectively.

Amortization expense was $38,701,651, $37,009,330 and $24,677,508 for the years ended December 31, 2012, 2013 and 2014, respectively. The Group expects to record amortization expenses of $16,648,450, $14,183,003, $13,932,242, $12,813,362 and $11,936,725 for the years ending December 31, 2015, 2016, 2017, 2018 and 2019, respectively.